Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Summary of Deposits by Category

The following table sets forth the Company’s deposits by category:

	June 30, 2018	December 31, 2017
	(Dollars in thousands)
Noninterest-bearing demand deposits	$183,618	$176,726
Interest-bearing NOW accounts	7,404	7,318
Savings and money market accounts	212,683	243,173
Time deposits	440,978	408,151

Total deposits	$844,683	$835,368

Time deposits $100,000 and greater	$345,067	$314,102
Time deposits $250,000 and greater	87,566	82,816
Related party deposits (executive officers and directors)	12,776	13,914

The following table sets forth the Company’s deposits by category:

	December 31,
	2017	2016
	(Dollars in thousands)
Noninterest-bearing demand deposits	$176,726	$171,475
Interest-bearing NOW accounts	7,318	8,302
Savings and money market accounts	243,173	215,432
Time deposits	408,151	419,229

Total deposits	$835,368	$814,438

Time deposits $100,000 and greater	$314,102	$324,735
Time deposits $250,000 and greater	82,816	77,474
Related party deposits (executive officers and directors)	13,914	21,660